Shareholder Report, Average Annual Return (Details)	11 Months Ended
Nov. 30, 2024
C000246579 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.01%
Bloomberg US Aggregate Equity Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%
Bloomberg US 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%